SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

On January 1, 2024, the number of shares of Common Stock reserved for issuance under the 2018 Plan increased by 478,344 shares to a new total of 1,529,223 shares reserved for issuances pursuant to the 2018 Plan.

On January 5, 2024 (the “Vesting Commencement Date”), the Company granted options to the CEO of the Company to purchase an aggregate total of 92,000 shares of the Company’s common stock with an exercise price of $1.49. Twenty five percent (25%) of the shares subject to the option shall vest on the one (1) year anniversary of the Vesting Commencement Date, and one forty-eighth (1/48th) of the shares subject to the option shall vest each month thereafter on the same day of the month as the Vesting Commencement Date (and if there is no corresponding day, on the last day of the month), such that the option shall be fully vested on the four (4) year anniversary of the Vesting Commencement Date.

On February 28, 2024 (the “Amendment Date”), the Compensation Committee of the Board (the “Compensation Committee”) amended 488,069 options to purchase shares of the Company’s common stock issued under the 2018 Plan pursuant to a previously approved offer made to such holders by the Company to amend such eligible options (such options, the “Eligible Options”). The Eligible Options were amended to (i) reduce the exercise price per share of the Company’s common stock (a “Share”) of each such Eligible Option to be equal to $1.55, the closing price per Share as of the Amendment Date, and (ii) apply a new vesting schedule for each such Eligible Option such that (A) none of the Shares subject to each such Eligible Option will be vested as of the Amendment Date and (B) 1/3rd of the Shares underlying each Eligible Option will vest on the first anniversary of the Amendment Date, and 1/36th of the Shares underlying each Eligible Option will vest each month thereafter on the same day of the month as the Amendment Date (or, if there is no such day, the last day of the month), subject to the applicable holder remaining a Service Provider (as defined in the 2018 Plan) through each vesting date (such amendment, the “Repricing and Revesting Amendment”). No other terms of the options were modified. All options to purchase shares of common stock of the Company held by the eligible participants with an exercise price per Share that was greater than or equal to $1.99 was amended pursuant to the Repricing and Revesting Amendment.

On March 5, 2024, (the “Vesting Commencement Date”), the Company granted options to certain employees and consultants of the Company to purchase an aggregate total of 152,000 shares of the Company’s common stock with an exercise price of $1.47. Twenty five percent (25%) of the shares subject to the option shall vest on the one (1) year anniversary of the Vesting Commencement Date, and one forty-eighth (1/48th) of the shares subject to the option shall vest each month thereafter on the same day of the month as the Vesting Commencement Date (and if there is no corresponding day, on the last day of the month), such that the option shall be fully vested on the four (4) year anniversary of the Vesting Commencement Date.

Subsequent to December 31, 2023, in accordance with the Equity Line, the Company issued 38,741 shares of the Company’s Common Stock with aggregate proceeds to the Company of $55.